UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1997

Institutional Investment Manager Filing this Report:

Name:              Alan B. Slifka & Co. Ltd.
Address:           477 Madison Avenue
                   8th Floor
                   New York, NY  10022

13F File No:       28-6074

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              James R. Pasquarelli
Title:             Cheif Financial Officer
Phone:             212-303-9414
Signature, Place, and Date of Signing:

 James R. Pasquarelli        New York, NY        May 6, 1999

Report Type (Check only one):

[ X ]             13F HOLDINGS REPORT
[   ]             13F NOTICE
[   ]             13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   6,555,884
Form 13F Information Table Value Total:   $130,176

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                       HALCYON OFFSHORE MGT CO.
                            13 F REPORT
                          "March 31, 1999"

ITEM 1								               ITEM 2 		ITEM 3    ITEM 4     ITEM 5      ITEM 6                 ITEM 7   ITEM 8
				                         TITLE OF CUSIP     VALUE      SHARES OR   INVESTMENT DISCRETION  MANAGERS VOTING AUTHORITY
NAME OF ISSUER	              CLASS    NUMBER    (X$1000) 	 PRIN. AMT 	 (A)   (B)   (C)                 (A)        (B)    (C)
                                                                       SOLE SHARED NONE                SOLE       SHARED NONE
Astra/Cl.A ADRs	             STOCK	   046298105	     1,817     79,196  		     X      X                     79,196
Astra/Cl.A ORDs         	    STOCK	   000101008	     8,208    357,852         X	     X		                  357,852
AMP Inc.	                    STOCK	   031897101	    14,716    275,058         X 	    X		                  275,058
Anacomp Inc - New	           STOCK	   032371106	       882 	   54,728         X	     X		                   54,728
Aeroquip Vickers Inc.	       STOCK	   007869100      8,600    150,057         X	     X		                  150,057
American Stores Co.	         STOCK	   030096101 	      955 	   28,943         X 	    X		                   28,943
Ascend Communications Inc.   STOCK	   043491109      1,973     23,579         X	     X		                   23,579
Airtouch Comm.	              STOCK	   00949T100	     2,603     26,944         X	     X 		                  26,944
Boole & Babbage Inc	         STOCK	   098586100	     1,367     54,652         X	     X		                   54,652
Bonneville Pacific	          STOCK	   098904105	        92 	   19,109         X 	    X		                   19,109
Bankers Trust Corp.	         STOCK	   066365107	     7,476     84,717         X	     X		                   84,717
Calif Coastal           	    STOCK	   500434303	        19 	    2,982         X 	    X		                    2,982
Camelot Music Hldngs Cl. A   STOCK    13322Q106	       562 	   25,526         X	     X 		                  25,526
Capstar Broadcst	            STOCK	   14067G105	     1,622     70,722         X	     X		                   70,722
New Dimension Software	      STOCK	   M74295102	     2,740     52,816         X	     X		                   52,816
Delta & Pine Land Co.	       STOCK	   247357106	       581 	   18,884         X	     X		                   18,884
Friendly Ice Cream Corp.     STOCK	   358497105	        27 	    4,363         X	     X		                    4,363
Getchell Gold Corporation	   STOCK	   374265106      4,385    167,446         X	     X		                  167,446
Irvine Apartment Communs.	   STOCK	   463606103	     4,475    136,126         X	     X 		                 136,126
Jennifer Convertibles	       STOCK	   476153101 	       15 	    6,116         X	     X		                    6,116
Lucasvarity, PLC ADS         STOCK	   549395101      2,951     63,607         X	     X		                   63,607
Lucasvarity ORDs         	   STOCK	   549395102	    13,081  2,819,080         X	     X		                2,819,080
Mirror Group, PLC            STOCK	   005962757	       730 	  214,793         X	     X		                  214,793
Morton Int'l Ind.	           STOCK	   619335102	     8,513    231,641         X 	    X		                  231,641
Noma Inds Ltd.-Cl. A	        STOCK	   655316305	       525 	   85,626         X	     X		                   85,626
Norrell Corp.	               STOCK	   656301108	        36 	    2,780         X	     X		                    2,780
Pioneer Hi-Bred	             STOCK	   723686101	       367 	    9,759         X	     X		                    9,759
Platinum Technology Int'l	   STOCK	   72764T101	     1,145     44,921         X	     X		                   44,921
Quickturn Design Systems	    STOCK	   74838E102	     2,519    178,347         X	     X		                  178,347
Reltec Corp.	                STOCK	   759527104	     1,040     35,315         X 	    X		                   35,315
Sunstrand Corp.	             STOCK	   867323107	       368 	    5,290         X	     X		                    5,290
Snyder Oil Corp.	            STOCK	   833482102	     1,461     98,637         X	     X		                   98,637
TIG Holdings Inc	            STOCK	   872469101	     6,573    402,912         X	     X		                  402,912
US Filter Corp.	             STOCK	   911843209	     5,233    170,863         X	     X		                  170,863
VLSI Tech., Inc.             STOCK	   918270109	     5,023    259,265         X	     X 		                 259,265
Whittaker Corp.	             STOCK	   966680407	       439 	   20,033         X	     X		                   20,033
Excite Inc.	                 STOCK	   300904109	     3,573     25,518         X	     X		                   25,518
Xylan Corporation	           STOCK	   984151100	     8,768    238,177         X	     X		                  238,177
Astra ADRs-CALL APR 22 1/2   OPTION   0462989DX	        29 	      228 		      X	     X		                      228
At Home -  PUT MAY 160	      OPTION	  0459199QL	        51 	       21 		      X	     X		                       21
AMP Inc. -  CALL APR 55	     OPTION	  0318979DK	         2 	       14 		      X	     X		                       14
Airtouch Comm.- CALL APR 85  OPTION	  00949T9DQ	     1,599      1,390         X	     X		                    1,390
Bankers Trust-CALL APR 80   	OPTION	  0663659DP	       195      	 211 		      X   	  X		                      211
Bankers Trust-CALL JUL 80   	OPTION	  0663659GP	       420      	 361 		      X	     X		                      361
Bankers Trust-CALL JUL 90   	OPTION	  0663659GR	       159 	      636 		      X   	  X		                      636
Bankers Trust-PUT JUL 60   	 OPTION	  0663659SL	        81 	      809 		      X 	    X		                      809
Capstar Broadcst-CALL APR 20 OPTION	  14067G9DD	        41 	      144 		      X	     X 		                     144
Platinum  - CALL MAY 25	     OPTION	  72764T9EE      	 109      	 581 		      X 	    X		                      581
Excite -  CALL APR 110	      OPTION  	3009049DB      	 508      	 160 		      X	     X		                      160
King World Prod.-CALL APR 30 OPTION 	 4956679DF	        27 	      127 		      X	     X		                      127
Pioneer Hi-Bred-CALL APR 40  OPTION	  7236869DH	         2 	       65 		      X	     X		                       65
Pioneer Hi-Bred-CALL JUN 40  OPTION	  7236869FH	         2 	       68 		      X	     X		                       68
Ascend Comm. -  CALL APR 75  OPTION  	0434919DO	     1,268      1,335 		      X	     X		                    1,335
Sunstrand Corp.-CALL APR 70  OPTION	  8673239DN       	 46 	      811 		      X	     X		                      811
US Filter Corp.-CALL APR 30  OPTION	  9118439DF	       179 	    2,043 	       X	     X		                    2,043
Golden Ocean Group Warrants  WARRANT	 381138R16       	 -   	     500 		      X 	    X 		                     500

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